Oct. 01, 2016

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche CROCI® Sector Opportunities Fund

The following information replaces the "Main investments" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "Fund Details" section of the fund's prospectuses.

Main investments. Under normal circumstances, the fund will invest in common stocks of approximately 30 companies selected from among the largest European, US and Japanese companies represented in the CROCI® Investment Strategy and Valuation Group's database of companies evaluated using the Cash Return on Capital Invested (CROCI®) proprietary strategy.

Portfolio management will choose investments from three of the following nine global economic sectors, each of which is comprised of two or more industries (the fund will not focus on the industries within a sector):

  Consumer Discretionary
  Consumer Staples
  Energy
  Healthcare
  Information Technology
  Industrials
  Materials
  Telecom
  Utilities

In addition, the fund may invest without limit in stocks and other securities of companies not publicly traded in the United States.